UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

May 31, 2007
 unaudited

Bonds & notes — 72.84%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 24.76%
Fannie Mae 3.375% 2007	$821	$817
Fannie Mae 4.25% 2007	1,147	1,144
Fannie Mae 4.90% 2007	500	499
Fannie Mae 5.25% 2007	3,000	3,001
Fannie Mae 3.10% 2008	500	488
Fannie Mae 3.80% 2008	1,385	1,373
Fannie Mae 4.40% 2008	1,500	1,485
Fannie Mae 7.125% 2010	4,000	4,220
Fannie Mae 6.00% 2011	2,000	2,059
Freddie Mac 3.525% 2007	1,150	1,140
Freddie Mac 3.25% 2008	1,855	1,828
Freddie Mac 4.625% 2008	3,000	2,985
Freddie Mac 4.875% 2008	2,000	1,990
Freddie Mac 4.90% 2008	3,000	2,985
Freddie Mac 5.875% 2011	2,000	2,041
U.S. Treasury 3.625% 2007	1,000	999
U.S. Treasury 5.625% 2008	1,000	1,005
U.S. Treasury 4.875% 2009	2,000	1,999
U.S. Treasury 6.00% 2009	2,000	2,045
U.S. Treasury 4.75% 2010	500	498
U.S. Treasury 5.75% 2010	1,000	1,026
U.S. Treasury 6.50% 2010	1,000	1,040
U.S. Treasury 4.625% 2011	500	495
U.S. Treasury 12.00% 2013	1,000	1,082
Federal Home Loan Bank 4.00% 2007	360	359
Federal Home Loan Bank 3.90% 2008	1,000	990
Federal Home Loan Bank 4.00% 2008	3,000	2,970
Federal Home Loan Bank 5.16% 2008[1]	2,000	2,000
Federal Home Loan Bank 3.50% 2009	3,000	2,916
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	2,000	2,009
		49,488

ASSET-BACKED OBLIGATIONS[3]— 21.84%
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	1,835	1,799
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	4,000	3,956
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-13, MBIA insured, 6.03% 2037	1,000	997
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	4,000	4,060
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[2]	2,000	1,998
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	2,000	1,997
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,500	3,487
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010[2]	2,000	2,000
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	1,500	1,482
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	3,500	3,472
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	351
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	100	97
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	2,000	1,987
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,096
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.495% 2013[1]	2,000	2,009
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,000	1,994
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037[1]	2,000	1,993
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,959
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[2]	1,457	1,457
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.859% 2036	1,273	1,271
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012[2]	1,000	1,000
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	475	467
Citibank Credit Card Master Trust I, Series 1998-2, Class A, 6.05% 2010	400	402
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 5.57% 2036[1]	400	401
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	286	281
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	222	219
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035[1]	214	211
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	206
		43,649

MORTGAGE-BACKED OBLIGATIONS[3]— 18.47%
Freddie Mac 6.256% 2037[1]	3,772	3,787
Freddie Mac 6.414% 2037[1]	1,915	1,931
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036[1]	702	702
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 3-A-1, 5.948% 2036[1]	2,982	2,984
J.P. Morgan Alternative Loan Trust, Series 2006-A3, Class 2-A-1, 6.069% 2036[1]	1,061	1,066
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,000	1,957
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	2,049	2,037
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	950	933
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	982
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	917	887
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	1,966	1,884
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	1,883	1,872
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	87	86
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	300	290
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	319	313
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	500	482
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045	590	582
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,000	971
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 5-A-1, 7.00% 2037	1,500	1,536
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.833% 2036[1]	1,314	1,312
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	1,335	1,269
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-1, 4.446% 2042	96	95
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	500	491
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	440	435
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,023	991
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	968	936
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	929	915
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	914	884
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	728	711
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	505	486
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.991% 2036[1]	478	471
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.111% 2033[1]	435	430
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	273	265
		36,929

CORPORATE BONDS & NOTES — 7.77%
Financials — 6.74%
Toyota Motor Credit Corp. 5.33% 2008	3,000	2,996
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	2,000	2,013
Hartford Life Insurance Co. 5.46% 2012[1]	2,000	2,002
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,983
Den Danske Bank A/S 7.40% 2010[1,2]	1,500	1,503
Merrill Lynch & Co., Inc. 5.59% 2012[1]	1,000	1,000
Marshall & Ilsley Corp. 5.63% 2012[1]	1,000	1,000
American International Group, Inc., Series MP, 4.95% 2012	1,000	981
		13,478

Telecommunication services — 0.53%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,059

Utilities — 0.50%
Southern Co., Series 2007-A, 5.30% 2012	1,000	993

Total bonds & notes (cost: $146,271,000)		145,596

Short-term securities — 29.62%

NetJets Inc. 5.20% due 7/2/2007[2]	3,800	3,783
BASF AG 5.19%–5.20% due 6/14–8/17/2007[2]	3,600	3,569
Ranger Funding Co. LLC 5.25% due 6/28/2007[2]	3,200	3,187
Abbey National N.A. LLC 5.21% due 6/7/2007	3,000	2,997
Wm. Wrigley Jr. Co. 5.17% due 6/15/2007[2]	2,800	2,794
Park Avenue Receivables Co., LLC 5.25% due 7/9/2007[2,4]	2,600	2,585
Australia & New Zealand Banking Group, Ltd. 5.24% due 7/10/2007[2]	2,400	2,386
Hewlett-Packard Co. 5.25% due 6/1/2007[2]	2,300	2,300
CIT Group, Inc. 5.24% due 6/7/2007[2]	2,300	2,298
Swedbank Mortgage AB 5.24% due 6/21/2007	2,300	2,293
CAFCO, LLC 5.24% due 6/27/2007[2]	2,200	2,191
Calyon North America Inc. 5.17% due 8/22/2007	2,200	2,174
Stadshypotek Delaware Inc. 5.255% due 7/3/2007[2]	2,100	2,090
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 7/3/2007	2,100	2,090
CBA (Delaware) Finance Inc. 5.24% due 7/10/2007	2,000	1,988
Bank of Ireland 5.245% due 7/10/2007[2]	2,000	1,988
Depfa Bank PLC 5.24% due 7/26/2007[2]	2,000	1,985
Danske Corp. 5.24% due 8/20/2007[2]	2,000	1,977
HBOS Treasury Services PLC 5.25% due 7/12–7/24/2007	1,900	1,886
Amsterdam Funding Corp. 5.27% due 6/20/2007[2]	1,800	1,795
BMW U.S. Capital LLC 5.17% due 6/5/2007[2]	1,600	1,599
UBS Finance (Delaware) LLC 5.26% due 7/19/2007	1,560	1,549
Thunder Bay Funding, LLC 5.245% due 6/12/2007[2]	1,500	1,497
Clipper Receivables Co., LLC 5.24% due 6/25/2007[2]	1,500	1,494
AT&T Inc. 5.23% due 7/26/2007[2]	1,500	1,488
ING America Insurance Holdings Inc. 5.24% due 8/15/2007	1,000	989
Honeywell International Inc. 5.24% due 7/18/2007[2]	900	894
Westpac Banking Corp. 5.24% due 8/2/2007[2]	800	793
Abbott Laboratories 5.21% due 7/9/2007[2]	550	547

Total short-term securities (cost: $59,202,000)		59,206

Total investment securities (cost: $205,473,000)		$204,802
Other assets less liabilities		(4,912)

Net assets		$199,890

[1]	Coupon rate may change periodically.
[2]
Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $58,980,000, which represented 29.51% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21
Gross unrealized depreciation on investment securities	(692)
Net unrealized depreciation on investment securities	(671)
Cost of investment securities for federal income tax purposes	205,473

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-948-0707O-S12238

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 27, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 27, 2007